Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of “Other liabilities” as of June 30, 2016 and December 31, 2015 is as follows:

	June 30, 2016	December 31, 2015
	(in millions)
Advances on buy-back agreements	$2,251	$2,147
Warranty and campaign programs	935	908
Marketing and sales incentive programs	1,180	1,166
Tax payables	783	528
Accrued expenses and deferred income	571	595
Accrued employee benefits	601	572
Legal reserves and other provisions	943	389
Contract reserve	394	396
Restructuring reserve	46	51
Other	638	736
Total	$8,342	$7,488

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and six months ended June 30, 2016 and 2015 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Balance at beginning of period	$951	$919	$908	$1,020
Current year additions	202	189	370	343
Claims paid	(178)	(183)	(337)	(340)
Currency translation adjustment and other	(40)	26	(6)	(72)
Balance at June 30	$935	$951	$935	$951